Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Document Type	PRER14A
Entity Registrant Name	WELLGISTICS HEALTH, INC.
Entity Central Index Key	0002030763
Amendment Flag	true
Amendment Description	This revised preliminary proxy statement (this “Proxy Statement”) of Wellgistics Health, Inc. (“we,” “us,” “our,” or the “Company”) amends, restates and supersedes the definitive proxy statement filed by the Company with the Securities and Exchange Commission on May 4, 2026 (the “Original Proxy Statement”). The Company previously scheduled a special meeting of stockholders for May 21, 2026, at 1:00 p.m. Eastern Time. The Board of Directors of the Company (the “Board”) has decided to (1) convert the meeting from a special meeting of stockholder to the Company’s annual meeting of stockholders for the fiscal year 2026 (the “Annual Meeting”) and (2) hold the Annual Meeting on June 19, 2026 at 1:00 p.m. Eastern Time. This Proxy Statement is being filed to: (i) reflect the conversion of the special meeting to the Annual Meeting at the newly scheduled date and time and revise Proposal No. 3 to reserve an additional 100,000 shares of super-voting preferred stock for issuance, (ii) add a new Proposal No. 4 to approve the designation and issuance of a new series of convertible preferred stock that will be convertible into shares of common stock on a one-for-one basis, including the issuance of shares of common stock upon conversion thereof, (iii) add a new Proposal No. 5 to approve the designation of a new series of super-voting preferred stock and to approve the issuance of such super-voting preferred stock to certain directors and executive officers, including for purposes of Nasdaq Listing Rule 5635(c) and, if applicable, Nasdaq Listing Rule 5635(b), (iv) add a new Proposal No. 6 to approve, for purposes of complying with Nasdaq Listing Rule 5635(d), the future issuance of shares of our common stock, including shares issuable upon conversion or exercise of certain preferred stock, notes, warrants and other securities, which could, under certain circumstances that may occur in the future, exceed 19.99% of our issued and outstanding common stock, (v) add two proposals for routine matters including the election of directors and ratification of the appointment of the Company’s independent registered public accounting firm, and (vi) correct, supplement and update certain information and disclosures set forth in the Original Proxy Statement. This Proxy Statement should be read in place of the Original Proxy Statement, and amends, restates and supersedes the Original Proxy Statement. The proxy card that is being provided to stockholders with this Proxy Statement also amends, supersedes and replaces in its entirety the proxy card that was provided with the Original Proxy Statement. We urge you to mark and return the new proxy card provided with this Proxy Statement. Any proxy card received by the Company prior to the date of this Proxy Statement will be disregarded for purposes of determining the number of votes cast with respect to the proposals to be acted upon at the Annual Meeting. In order for your vote to be counted, you must submit a new proxy using the voting instructions on the new proxy card enclosed with this Proxy Statement.